Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 478,737	$ 1,576,508
Prepaid expenses	62,691	161,609
Receivable from related party	1,400	1,952
Total current assets	542,828	1,740,069
Cash and marketable securities held in Trust Account	168,384,949	173,994,583
Other non-current assets		33,327
TOTAL ASSETS	168,927,777	175,767,979
Current liabilities
Accounts payable	86,528	142,613
Payable to related parties	15,709	16,649
Accrued liabilities	2,153,000
Notes payable to related parties	300,000
Other current liabilities		180,696
Total current liabilities	2,555,237	339,958
Warrant liability	1,112,300	181,600
Total liabilities	3,667,537	521,558
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 16,026,023 shares and 17,024,642 shares as of December 31, 2020 and 2019, respectively, at a redemption value of $10.00 per share	160,260,230	170,246,420
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 5,639,096 shares and 5,220,358 shares as of December 31, 2020 and 2019, respectively, issued and outstanding	564	522
Additional paid-in capital	8,833,172	4,704,364
Retained earnings (accumulated deficit)	(3,833,726)	295,115
Total stockholders' equity	5,000,010	5,000,001
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO REDEMPTION AND STOCKHOLDERS' EQUITY	$ 168,927,777	$ 175,767,979